DIGITAL ASSETS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Digital Assets
Number of TON Tokens liquid	$ 519,459
Number of Bitcoin Tokens liquid	$ 4